Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	[1]	$ 100,347	$ 82,738	$ 75,622
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		65,590	54,537	53,712
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		24,208	16,331	11,421
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		$ 10,549	$ 11,870	$ 10,489

[1]	Including sales to related parties in the amount of US$ 1,041 thousand, US$ 1,154 thousand and US$ 762 thousand in 2014, 2015 and 2016, respectively.